Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
The Company's accrued expenses and other current liabilities consisted of the following:

(Dollars in thousands)	September 30, 2018	December 31, 2017
Compensation	$4,222	$2,830
Returns reserve	565	—
Marketing services	348	109
Distribution agreements and managed care costs	2,856	1,330
Professional fees	899	926
Franchise taxes	27	53
Travel expenses	128	157
Manufacturing overhead	103	260
Other accruals	176	133
Total accrued expenses and other current liabilities	$9,324	$5,798

ACCRUED EXPENSE AND OTHER CURRENT LIABILITIES
The Company’s accrued expenses and other current liabilities consisted of the following:

	December 31,
(Dollars in thousands)	2017	2016
Compensation	$2,830	$2,875
Marketing services	109	949
Distribution agreements and managed care costs	1,330	959
Professional fees	926	291
Franchise taxes	53	52
Travel expenses	157	53
Manufacturing expenses	260	89
Other accruals	133	264
Total	$5,798	$5,532